Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Summary of Consolidated Financial Statements Include Financial Statements of Opthea Limited and Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	2021	2020	2019
	%	%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	—	—

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.